T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.5%
COMMUNICATION SERVICES 3.2%
Entertainment 1.5%
Liberty Media-Liberty Formula One,
Class C (1) 791,000 46,274
Spotify Technology (1) 247,000 21,316
67,590
Interactive Media & Services 0.3%
Match Group (1) 274,000 13,083
Vimeo (1) 649,000 2,596
15,679
Media 1.4%
Trade Desk, Class A (1) 1,095,000 65,426
65,426
Total Communication Services 148,695
CONSUMER
DISCRETIONARY 13.4%
Automobiles 0.4%
Rivian Automotive, Class A (1) 550,767 18,126
18,126
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 310,000 17,872
Clear Secure, Class A (1) 312,000 7,132
25,004
Hotels, Restaurants & Leisure 5.7%
Chipotle Mexican Grill (1) 41,000 61,613
Domino's Pizza  111,000 34,432
DraftKings , Class A (1) 728,000 11,022
Hilton Worldwide Holdings  611,000 73,699
MGM Resorts International  1,652,000 49,097
Vail Resorts  137,000 29,543
Yum! Brands  23,000 2,446
261,852
Multiline Retail 2.5%
Dollar General  273,000 65,482
Dollar Tree (1) 364,000 49,540
115,022
Specialty Retail 3.7%
Bath & Body Works  736,000 23,994
Burlington Stores (1) 473,000 52,924
Five Below (1) 184,000 25,331
O'Reilly Automotive (1) 64,000 45,014
Ross Stores  237,000 19,972
Warby Parker, Class A (1) 184,000 2,455
169,690
Textiles, Apparel & Luxury
Goods 0.6%
Deckers Outdoor (1) 46,000 14,380
Lululemon Athletica  (1) 36,000 10,064
On Holding, Class A (1) 129,000 2,071
26,515
Total Consumer Discretionary 616,209
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.6%
Beverages 0.5%
Boston Beer, Class A (1) 73,000 23,626
23,626
Food & Staples Retailing 1.2%
Casey's General Stores  275,000 55,693
55,693
Food Products 0.5%
TreeHouse Foods (1) 511,000 21,677
21,677
Household Products 0.4%
Reynolds Consumer Products  725,000 18,857
18,857
Personal Products 0.0%
Olaplex Holdings (1) 151,294 1,445
1,445
Total Consumer Staples 121,298
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy  273,000 45,293
Coterra Energy  829,000 21,653
Pioneer Natural Resources  137,000 29,665
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912 (1)(2)(3) 302 4,468
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,719 (1)(2)(3) 2,097 31,026
Total Energy 132,105
FINANCIALS 5.9%
Capital Markets 3.8%
Cboe Global Markets  220,000 25,822
Intercontinental Exchange  23,000 2,078
KKR  1,191,000 51,213
MarketAxess Holdings  184,000 40,938
Raymond James Financial  182,000 17,985
Tradeweb Markets, Class A  666,000 37,576
175,612
Insurance 2.1%
Assurant  387,000 56,220
Axis Capital Holdings  654,000 32,144
Kemper  231,000 9,531
97,895
Total Financials 273,507
HEALTH CARE 25.0%
Biotechnology 4.8%
Alkermes  (1) 411,000 9,178
Alnylam Pharmaceuticals (1) 288,000 57,646
Apellis Pharmaceuticals (1) 157,000 10,723
Argenx , ADR (1) 118,000 41,660
Ascendis Pharma, ADR (1) 43,000 4,440
CRISPR Therapeutics (1) 110,000 7,188
Exact Sciences (1) 265,000 8,610

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Exelixis  (1) 427,000 6,695
Ionis Pharmaceuticals (1) 774,000 34,234
Karuna Therapeutics (1) 25,095 5,645
Neurocrine Biosciences (1) 92,000 9,771
Seagen  (1) 147,000 20,114
Ultragenyx Pharmaceutical (1) 124,000 5,135
221,039
Health Care Equipment &
Supplies 8.9%
Alcon  573,000 33,337
Cooper  217,000 57,266
DENTSPLY SIRONA  368,000 10,433
Enovis  (1) 544,000 25,062
Hologic  (1) 2,144,000 138,331
ICU Medical (1) 165,000 24,849
QuidelOrtho  (1) 409,000 29,235
Teleflex  465,000 93,679
412,192
Health Care Providers &
Services 2.3%
Acadia Healthcare (1) 886,000 69,267
agilon health (1) 240,000 5,621
Molina Healthcare (1) 93,000 30,675
105,563
Health Care Technology 1.6%
Doximity , Class A (1) 369,000 11,151
Multiplan (1) 2,747,000 7,856
Veeva Systems, Class A (1) 344,000 56,719
75,726
Life Sciences Tools & Services 5.8%
Agilent Technologies  855,800 104,023
Avantor  (1) 3,039,000 59,564
Bruker  1,253,000 66,484
West Pharmaceutical Services  147,000 36,174
266,245
Pharmaceuticals 1.6%
Catalent  (1) 973,000 70,407
Perrigo  161,000 5,741
76,148
Total Health Care 1,156,913
INDUSTRIALS & BUSINESS
SERVICES 17.2%
Aerospace & Defense 2.9%
BWX Technologies  368,000 18,536
Textron  1,974,000 115,005
133,541
Airlines 1.0%
Southwest Airlines (1) 1,532,000 47,247
47,247
Commercial Services &
Supplies 0.5%
Waste Connections  183,000 24,729
24,729
Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 470,000 10,128
10,128
Industrial Conglomerates 0.9%
Roper Technologies  118,000 42,438
42,438
Machinery 4.9%
Esab 544,000 18,148
Fortive 1,094,000 63,780
IDEX  184,000 36,772
Ingersoll Rand  2,504,000 108,323
227,023
Professional Services 4.8%
Clarivate  (1) 1,835,000 17,231
CoStar Group (1) 746,000 51,959
Equifax  309,000 52,972
Leidos Holdings  199,000 17,406
TransUnion  647,000 38,490
Verisk Analytics  257,000 43,826
221,884
Road & Rail 1.6%
JB Hunt Transport Services  484,000 75,707
75,707
Trading Companies &
Distributors 0.4%
United Rentals (1) 73,000 19,719
19,719
Total Industrials & Business Services 802,416
INFORMATION
TECHNOLOGY 21.8%
Electronic Equipment, Instruments
& Components 4.1%
Amphenol, Class A  498,000 33,346
Cognex 461,000 19,109
Corning  821,000 23,825
Keysight Technologies (1) 473,000 74,431
Littelfuse 39,000 7,749
National Instruments  817,000 30,834
189,294
IT Services 1.7%
Broadridge Financial Solutions  109,000 15,731
FleetCor Technologies (1) 319,000 56,198
MongoDB (1) 23,000 4,567
Thoughtworks Holding (1) 94,722 994
77,490
Semiconductors & Semiconductor
Equipment 6.9%
KLA  233,000 70,513
Lattice Semiconductor (1) 477,000 23,473
Marvell Technology  2,100,000 90,111
Microchip Technology  2,045,000 124,807
Wolfspeed  (1) 109,000 11,266
320,170

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 9.1%
Atlassian , Class A (1) 201,000 42,329
Bill.com Holdings (1) 137,000 18,135
Black Knight (1) 729,000 47,188
CCC Intelligent Solutions Holdings (1) 2,718,000 24,734
Crowdstrike Holdings, Class A (1) 209,000 34,445
DocuSign (1) 230,000 12,298
Fair Isaac (1) 83,000 34,197
Fortinet (1) 1,458,000 71,631
Paylocity Holding (1) 142,000 34,304
PTC (1) 318,000 33,263
SentinelOne , Class A (1) 414,000 10,582
Synopsys (1) 184,000 56,214
419,320
Total Information Technology 1,006,274
MATERIALS 5.5%
Chemicals 0.8%
RPM International  455,000 37,906
37,906
Construction Materials 1.1%
Martin Marietta Materials  159,000 51,212
51,212
Containers & Packaging 3.6%
Avery Dennison  345,000 56,131
Ball  1,378,000 66,585
Sealed Air  972,000 43,264
165,980
Total Materials 255,098
Total Common Stocks (Cost
$3,446,623) 4,512,515
CONVERTIBLE PREFERRED
STOCKS 0.6%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing
Retail 0.1%
Maplebear DBA Instacart , Series
E, Acquisition Date: 11/19/21,
Cost $11,454 (1)(2)(3) 95,262 4,619
Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart , Series
I, Acquisition Date: 2/26/21,
Cost $1,898 (1)(2)(3) 15,187 736
Total Consumer Discretionary 5,355
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 4,283
Total Health Care 4,283
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $2,562 (1)(2)(3) 43,329 2,396
Databricks , Series H, Acquisition Date:
8/31/21, Cost $4,017 (1)(2)(3) 54,672 3,023
Nuro , Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 3,467
Total Information Technology 8,886
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(3) 81,901 6,388
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712 (1)(2)(3) 186,841 5,824
Total Materials 12,212
Total Convertible Preferred Stocks
(Cost $40,264) 30,736
SHORT-TERM
INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund,
3.06% (4)(5) 86,389,022 86,389
Total Short-Term Investments (Cost
$86,389) 86,389
Total Investments in
Securities 100.0%
(Cost $3,573,276) $ 4,629,640
Other Assets Less Liabilities (0.0)% (83)
Net Assets 100.0% $ 4,629,557
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $66,230 and represents 1.4% of net assets.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.06% $ —# $ — $ 739+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Treasury Reserve Fund, 3.06% $ 144,771  ¤  ¤ $ 86,389^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $739 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $86,389.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2022, totaled $11,305,000 for the period ended September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E116-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,477,021 $ — $ 35,494 $ 4,512,515
Convertible Preferred Stocks — — 30,736 30,736
Short-Term Investments 86,389 — — 86,389
Total $ 4,563,410 $ — $ 66,230 $ 4,629,640
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 14,274 $ 21,220 $ 35,494
Convertible Preferred Stocks 40,651 (9,915) 30,736
Total $ 54,925 $ 11,305 $ 66,230